Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2025-5C7
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	General Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	14-15		Attention: Legal Department	CWCAMContractNotices@cwcapital.com
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-17
		Mall at Bay Plaza Special	KeyBank National Association
Principal Prepayment Detail	18	Servicer
Historical Detail	19		Attention: Tom Floyd	KeyBank_Notices@KeyBank.com
Delinquency Loan Detail	20		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
		Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Collateral Stratification and Historical Detail	21		Association
Specially Serviced Loan Detail - Part 1	22		Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com
Specially Serviced Loan Detail - Part 2	23		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Modified Loan Detail	24	Certificate Administrator	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	25		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	27	Trustee	Computershare Trust Company, N.A.
Supplemental Notes	28		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
			Attention: Reporting	reporting@belloakadvisors.com
			1717 McKinney Avenue, 12th Floor | Dallas, TX 75202 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95004XAA1	4.315000%	4,228,000.00	3,744,887.54	60,154.58	13,465.99	0.00	0.00	73,620.57	3,684,732.96	30.02%	30.00%
A-2	95004XAB9	4.721000%	90,000,000.00	90,000,000.00	0.00	354,075.00	0.00	0.00	354,075.00	90,000,000.00	30.02%	30.00%
A-3	95004XAC7	5.203000%	446,076,000.00	446,076,000.00	0.00	1,934,111.19	0.00	0.00	1,934,111.19	446,076,000.00	30.02%	30.00%
A-S	95004XAF0	5.503000%	50,171,000.00	50,171,000.00	0.00	230,075.84	0.00	0.00	230,075.84	50,171,000.00	23.52%	23.50%
B	95004XAG8	5.855000%	45,347,000.00	45,347,000.00	0.00	221,255.57	0.00	0.00	221,255.57	45,347,000.00	17.64%	17.63%
C	95004XAH6	5.798000%	36,663,000.00	36,663,000.00	0.00	177,143.39	0.00	0.00	177,143.39	36,663,000.00	12.88%	12.88%
D	95004XAL7	4.250000%	27,602,000.00	27,602,000.00	0.00	97,757.08	0.00	0.00	97,757.08	27,602,000.00	9.31%	9.30%
E-RR	95004XAN3	6.771093%	24,499,000.00	24,499,000.00	0.00	138,237.51	0.00	0.00	138,237.51	24,499,000.00	6.13%	6.13%
F-RR	95004XAQ6	6.771093%	13,508,000.00	13,508,000.00	0.00	76,219.94	0.00	0.00	76,219.94	13,508,000.00	4.38%	4.38%
G-RR*	95004XAS2	6.771093%	33,769,063.00	33,769,063.00	0.00	190,544.57	0.00	0.00	190,544.57	33,769,063.00	0.00%	0.00%
MBP-C	95004XAW3	6.487690%	14,660,000.00	14,660,000.00	0.00	79,257.95	0.00	0.00	79,257.95	14,660,000.00	86.67%	86.67%
MBP-D	95004XBA0	6.487690%	27,090,000.00	27,090,000.00	0.00	146,459.61	0.00	0.00	146,459.61	27,090,000.00	62.05%	62.05%
MBP-E	95004XBC6	6.487690%	27,530,000.00	27,530,000.00	0.00	148,838.43	0.00	0.00	148,838.43	27,530,000.00	37.02%	37.02%
MBP-F	95004XBE2	6.487690%	28,940,000.00	28,940,000.00	0.00	156,461.47	0.00	0.00	156,461.47	28,940,000.00	10.71%	10.71%
MBP-G	95004XBG7	6.487690%	5,180,000.00	5,180,000.00	0.00	28,005.20	0.00	0.00	28,005.20	5,180,000.00	6.00%	6.00%
MBP-HRR*	95004XBJ1	6.487690%	6,600,000.00	6,600,000.00	0.00	35,682.30	0.00	0.00	35,682.30	6,600,000.00	0.00%	0.00%
CG-A	95004XBL6	9.000000%	11,750,000.00	11,750,000.00	0.00	88,125.00	0.00	0.00	88,125.00	11,750,000.00	82.72%	82.72%
CG-B	95004XBQ5	10.000000%	15,750,000.00	15,750,000.00	0.00	131,250.00	0.00	0.00	131,250.00	15,750,000.00	59.56%	59.56%
CG-C	95004XBS1	12.000000%	21,550,000.00	21,550,000.00	0.00	215,500.00	0.00	0.00	215,500.00	21,550,000.00	27.87%	27.87%
CG-D	95004XBU6	13.000000%	15,550,000.00	15,550,000.00	0.00	168,458.33	0.00	0.00	168,458.33	15,550,000.00	5.00%	5.00%
CG-HRR*	95004XBW2	14.449524%	3,400,000.00	3,400,000.00	0.00	40,940.32	0.00	0.00	40,940.32	3,400,000.00	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail
											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

R	95004XAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			949,863,063.00	949,379,950.54	60,154.58	4,671,864.69	0.00	0.00	4,732,019.27	949,319,795.96

X-A	95004XAD5	1.654614%	540,304,000.00	539,820,887.54	0.00	744,329.16	0.00	0.00	744,329.16	539,760,732.96
X-B	95004XAE3	1.065510%	132,181,000.00	132,181,000.00	0.00	117,366.76	0.00	0.00	117,366.76	132,181,000.00
X-D	95004XAJ2	2.521093%	27,602,000.00	27,602,000.00	0.00	57,989.35	0.00	0.00	57,989.35	27,602,000.00
CG-X	95004XBN2	3.242093%	64,600,000.00	64,600,000.00	0.00	174,532.69	0.00	0.00	174,532.69	64,600,000.00
Notional SubTotal			764,687,000.00	764,203,887.54	0.00	1,094,217.96	0.00	0.00	1,094,217.96	764,143,732.96

Deal Distribution Total					60,154.58	5,766,082.65	0.00	0.00	5,826,237.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95004XAA1	885.73499054	14.22766793	3.18495506	0.00000000	0.00000000	0.00000000	0.00000000	17.41262299	871.50732261
A-2	95004XAB9	1,000.00000000	0.00000000	3.93416667	0.00000000	0.00000000	0.00000000	0.00000000	3.93416667	1,000.00000000
A-3	95004XAC7	1,000.00000000	0.00000000	4.33583333	0.00000000	0.00000000	0.00000000	0.00000000	4.33583333	1,000.00000000
A-S	95004XAF0	1,000.00000000	0.00000000	4.58583325	0.00000000	0.00000000	0.00000000	0.00000000	4.58583325	1,000.00000000
B	95004XAG8	1,000.00000000	0.00000000	4.87916665	0.00000000	0.00000000	0.00000000	0.00000000	4.87916665	1,000.00000000
C	95004XAH6	1,000.00000000	0.00000000	4.83166653	0.00000000	0.00000000	0.00000000	0.00000000	4.83166653	1,000.00000000
D	95004XAL7	1,000.00000000	0.00000000	3.54166655	0.00000000	0.00000000	0.00000000	0.00000000	3.54166655	1,000.00000000
E-RR	95004XAN3	1,000.00000000	0.00000000	5.64257766	0.00000000	0.00000000	0.00000000	0.00000000	5.64257766	1,000.00000000
F-RR	95004XAQ6	1,000.00000000	0.00000000	5.64257773	0.00000000	0.00000000	0.00000000	0.00000000	5.64257773	1,000.00000000
G-RR	95004XAS2	1,000.00000000	0.00000000	5.64257794	0.00000000	0.02923682	0.00000000	0.00000000	5.64257794	1,000.00000000
MBP-C	95004XAW3	1,000.00000000	0.00000000	5.40640859	0.00000000	0.00000000	0.00000000	0.00000000	5.40640859	1,000.00000000
MBP-D	95004XBA0	1,000.00000000	0.00000000	5.40640864	0.00000000	0.00000000	0.00000000	0.00000000	5.40640864	1,000.00000000
MBP-E	95004XBC6	1,000.00000000	0.00000000	5.40640865	0.00000000	0.00000000	0.00000000	0.00000000	5.40640865	1,000.00000000
MBP-F	95004XBE2	1,000.00000000	0.00000000	5.40640878	0.00000000	0.00000000	0.00000000	0.00000000	5.40640878	1,000.00000000
MBP-G	95004XBG7	1,000.00000000	0.00000000	5.40640927	0.00000000	0.00000000	0.00000000	0.00000000	5.40640927	1,000.00000000
MBP-HRR	95004XBJ1	1,000.00000000	0.00000000	5.40640909	0.00000000	0.00000000	0.00000000	0.00000000	5.40640909	1,000.00000000
CG-A	95004XBL6	1,000.00000000	0.00000000	7.50000000	0.00000000	0.00000000	0.00000000	0.00000000	7.50000000	1,000.00000000
CG-B	95004XBQ5	1,000.00000000	0.00000000	8.33333333	0.00000000	0.00000000	0.00000000	0.00000000	8.33333333	1,000.00000000
CG-C	95004XBS1	1,000.00000000	0.00000000	10.00000000	0.00000000	0.00000000	0.00000000	0.00000000	10.00000000	1,000.00000000
CG-D	95004XBU6	1,000.00000000	0.00000000	10.83333312	0.00000000	0.00000000	0.00000000	0.00000000	10.83333312	1,000.00000000
CG-HRR	95004XBW2	1,000.00000000	0.00000000	12.04127059	0.00000000	0.00000000	0.00000000	0.00000000	12.04127059	1,000.00000000
R	95004XAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95004XAD5	999.10585067	0.00000000	1.37761179	0.00000000	0.00000000	0.00000000	0.00000000	1.37761179	998.99451598
X-B	95004XAE3	1,000.00000000	0.00000000	0.88792459	0.00000000	0.00000000	0.00000000	0.00000000	0.88792459	1,000.00000000
X-D	95004XAJ2	1,000.00000000	0.00000000	2.10091117	0.00000000	0.00000000	0.00000000	0.00000000	2.10091117	1,000.00000000
CG-X	95004XBN2	1,000.00000000	0.00000000	2.70174443	0.00000000	0.00000000	0.00000000	0.00000000	2.70174443	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	13,465.99	0.00	13,465.99	0.00	0.00	0.00	13,465.99	0.00
A-2	07/01/26 - 07/30/26	30	0.00	354,075.00	0.00	354,075.00	0.00	0.00	0.00	354,075.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	1,934,111.19	0.00	1,934,111.19	0.00	0.00	0.00	1,934,111.19	0.00
X-A	07/01/26 - 07/30/26	30	0.00	744,329.16	0.00	744,329.16	0.00	0.00	0.00	744,329.16	0.00
X-B	07/01/26 - 07/30/26	30	0.00	117,366.76	0.00	117,366.76	0.00	0.00	0.00	117,366.76	0.00
X-D	07/01/26 - 07/30/26	30	0.00	57,989.35	0.00	57,989.35	0.00	0.00	0.00	57,989.35	0.00
A-S	07/01/26 - 07/30/26	30	0.00	230,075.84	0.00	230,075.84	0.00	0.00	0.00	230,075.84	0.00
B	07/01/26 - 07/30/26	30	0.00	221,255.57	0.00	221,255.57	0.00	0.00	0.00	221,255.57	0.00
C	07/01/26 - 07/30/26	30	0.00	177,143.39	0.00	177,143.39	0.00	0.00	0.00	177,143.39	0.00
D	07/01/26 - 07/30/26	30	0.00	97,757.08	0.00	97,757.08	0.00	0.00	0.00	97,757.08	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	138,237.51	0.00	138,237.51	0.00	0.00	0.00	138,237.51	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	76,219.94	0.00	76,219.94	0.00	0.00	0.00	76,219.94	0.00
G-RR	07/01/26 - 07/30/26	30	981.76	190,544.56	0.00	190,544.56	0.00	0.00	0.00	190,544.57	987.30
MBP-C	07/01/26 - 07/30/26	30	0.00	79,257.95	0.00	79,257.95	0.00	0.00	0.00	79,257.95	0.00
MBP-D	07/01/26 - 07/30/26	30	0.00	146,459.61	0.00	146,459.61	0.00	0.00	0.00	146,459.61	0.00
MBP-E	07/01/26 - 07/30/26	30	0.00	148,838.43	0.00	148,838.43	0.00	0.00	0.00	148,838.43	0.00
MBP-F	07/01/26 - 07/30/26	30	0.00	156,461.47	0.00	156,461.47	0.00	0.00	0.00	156,461.47	0.00
MBP-G	07/01/26 - 07/30/26	30	0.00	28,005.20	0.00	28,005.20	0.00	0.00	0.00	28,005.20	0.00
MBP-HRR	07/01/26 - 07/30/26	30	0.00	35,682.30	0.00	35,682.30	0.00	0.00	0.00	35,682.30	0.00
CG-A	07/01/26 - 07/30/26	30	0.00	88,125.00	0.00	88,125.00	0.00	0.00	0.00	88,125.00	0.00
CG-X	07/01/26 - 07/30/26	30	0.00	174,532.69	0.00	174,532.69	0.00	0.00	0.00	174,532.69	0.00
CG-B	07/01/26 - 07/30/26	30	0.00	131,250.00	0.00	131,250.00	0.00	0.00	0.00	131,250.00	0.00
CG-C	07/01/26 - 07/30/26	30	0.00	215,500.00	0.00	215,500.00	0.00	0.00	0.00	215,500.00	0.00
CG-D	07/01/26 - 07/30/26	30	0.00	168,458.33	0.00	168,458.33	0.00	0.00	0.00	168,458.33	0.00
CG-HRR	07/01/26 - 07/30/26	30	0.00	40,940.32	0.00	40,940.32	0.00	0.00	0.00	40,940.32	0.00
Totals			981.76	5,766,082.64	0.00	5,766,082.64	0.00	0.00	0.00	5,766,082.65	987.30

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	5,826,237.23
Available Funds - Crossgates Mall (non-pool)	818,806.34
Available Funds - Mall at Bay Plaza (non-pool)	594,704.95
Available Funds (pooled)	4,412,725.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,780,015.39	Master Servicing Fee	2,201.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	9,981.94
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	408.76
ARD Interest	0.00	Operating Advisor Fee	1,128.18
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.56
Interest Reserve Withdrawal (pooled)	0.00
Interest Reserve Withdrawal (MBP non-pool)	0.00
Interest Reserve Withdrawal (CGM non-pool)	0.00
Total Interest Collected	5,780,015.39	Total Fees	13,932.74

Principal		Expenses/Reimbursements
Scheduled Principal	60,154.58	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	60,154.58	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit (pooled)	0.00
		Interest Reserve Deposit (MBP non-pool)	0.00
		Interest Reserve Deposit (CGM non-pool)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,766,082.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	60,154.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,826,237.23
Total Funds Collected	5,840,169.97	Total Funds Distributed	5,840,169.97
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation				Certificate Reconciliation
	Pooled	Mall at Bay Plaza	Crossgates Mall	Total		Total
		(non-pool)	(non-pool)		Beginning Certificate Balance	949,379,950.54
Beginning Scheduled Collateral Balance	771,379,950.70	110,000,000.00	68,000,000.00	949,379,950.70	(-) Principal Distributions	60,154.58
(-) Scheduled Principal Collections	60,154.58	0.00	0.00	60,154.58	(-) Realized Losses	0.00
(-) Unscheduled Principal Collections	0.00	0.00	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	0.00	Current Period NRA¹	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	0.00	Current Period WODRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	0.00	Principal Used to Pay Interest	0.00
(-) Other Adjustments²	0.00	0.00	0.00	0.00	Non-Cash Principal Adjustments	0.00
					Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	771,319,796.12	110,000,000.00	68,000,000.00	949,319,796.12	Ending Certificate Balance	949,319,795.96
Beginning Actual Collateral Balance	771,379,950.70	110,000,000.00	68,000,000.00	949,379,950.70
Ending Actual Collateral Balance	771,319,796.12	110,000,000.00	68,000,000.00	949,319,796.12

	NRA/WODRA Reconciliation				Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal		Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00		0.00		UC / (OC) Change	0.00
Current Period Advances	0.00		0.00		Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00		0.00		Net WAC Rate	6.77%
					UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.						Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
8,000,000 or less	5	30,100,000.00	3.90%	50	6.7888	1.523754	1.30 or less	5	111,050,000.00	14.40%	51	6.3850	1.251085
8,000,001 to 11,000,000	5	51,824,012.80	6.72%	51	6.8526	1.799153	1.31 to 1.40	7	201,850,000.00	26.17%	51	6.4148	1.342019
11,000,001 to 15,000,000	4	57,260,000.00	7.42%	51	6.6023	1.500000	1.41 to 1.50	2	25,664,926.95	3.33%	51	6.3721	1.466008
15,000,001 to 20,000,000	3	57,500,000.00	7.45%	51	6.5177	1.826522	1.51 to 2.00	9	153,459,085.85	19.90%	51	6.5762	1.717329
20,000,001 to 25,000,000	8	190,740,000.00	24.73%	51	6.6125	2.195520	2.01 or greater	9	279,295,783.32	36.21%	51	6.7700	2.655271
25,000,001 to 50,000,000	3	126,150,000.00	16.36%	50	6.6874	1.586591	Totals	32	771,319,796.12	100.00%	51	6.5698	1.883253
50,000,001 to 60,000,000	2	117,795,783.32	15.27%	50	6.2275	2.178440
60,000,001 or greater	2	139,950,000.00	18.14%	51	6.5501	1.765188
Totals	32	771,319,796.12	100.00%	51	6.5698	1.883253
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	8	1,467,346.95	0.19%	51	5.8192	3.340000	New Jersey	11	24,527,551.02	3.18%	52	6.4915	1.448250
Arizona	3	23,636,734.69	3.06%	51	6.7055	1.783101	New Mexico	1	176,530.61	0.02%	51	5.8192	3.340000
Arkansas	1	153,061.22	0.02%	51	5.8192	3.340000	New York	24	310,340,718.49	40.24%	51	6.8437	1.787574
California	14	4,289,795.93	0.56%	51	5.8192	3.340000	North Carolina	5	7,308,163.27	0.95%	51	6.7004	2.441689
Colorado	2	451,020.41	0.06%	51	5.8192	3.340000	North Dakota	1	204,081.63	0.03%	51	5.8192	3.340000
Connecticut	4	20,911,224.49	2.71%	50	6.5201	1.599308	Ohio	10	16,600,816.32	2.15%	51	6.5579	1.704032
Florida	32	77,599,681.27	10.06%	50	6.4459	2.825472	Oklahoma	6	10,151,571.44	1.32%	50	5.8081	1.335710
Georgia	12	5,648,571.42	0.73%	51	6.1870	2.375526	Oregon	1	273,469.39	0.04%	51	5.8192	3.340000
Hawaii	2	650,000.00	0.08%	51	5.8192	3.340000	Pennsylvania	5	70,843,877.55	9.18%	51	6.3779	1.266497
Illinois	8	2,241,836.74	0.29%	51	5.8192	3.340000	Puerto Rico	10	3,244,897.96	0.42%	51	5.8192	3.340000
Indiana	10	2,117,346.94	0.27%	51	5.8192	3.340000	South Carolina	4	852,040.81	0.11%	51	5.8192	3.340000
Iowa	2	7,688,775.51	1.00%	52	6.4724	1.323554	South Dakota	1	60,000,000.00	7.78%	50	6.7160	2.070000
Kansas	1	223,469.39	0.03%	51	5.8192	3.340000	Tennessee	5	12,015,714.28	1.56%	51	6.3938	1.833465
Kentucky	8	1,333,673.46	0.17%	51	5.8192	3.340000	Texas	23	40,152,693.86	5.21%	50	5.8087	1.433452
Louisiana	7	36,514,110.62	4.73%	51	6.2628	1.698512	Vermont	1	209,183.67	0.03%	51	5.8192	3.340000
Maine	1	195,918.37	0.03%	51	5.8192	3.340000	Virginia	5	1,287,755.10	0.17%	51	5.8192	3.340000
Maryland	3	788,775.51	0.10%	51	5.8192	3.340000	Washington	1	234,693.88	0.03%	51	5.8192	3.340000
Massachusetts	6	21,446,938.78	2.78%	50	6.6835	1.959850	West Virginia	6	919,387.75	0.12%	51	5.8192	3.340000
Michigan	7	1,525,510.22	0.20%	51	5.8192	3.340000	Wisconsin	1	186,734.69	0.02%	51	5.8192	3.340000
Minnesota	2	448,979.60	0.06%	51	5.8192	3.340000	Totals	265	771,319,796.12	100.00%	51	6.5698	1.883253
Mississippi	3	492,857.14	0.06%	51	5.8192	3.340000
									Property Type³
Missouri	4	953,061.22	0.12%	51	5.8192	3.340000
Nebraska	2	337,755.10	0.04%	51	5.8192	3.340000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Nevada	1	331,632.65	0.04%	51	5.8192	3.340000		Properties	Balance	Agg. Bal.			DSCR¹
New Hampshire	1	341,836.73	0.04%	51	5.8192	3.340000	Industrial	3	54,760,000.00	7.10%	50	6.6493	1.638787
							Lodging	3	75,214,869.17	9.75%	50	6.6883	2.829366
							Mixed Use	1	60,000,000.00	7.78%	50	7.2500	1.330000
							Multi-Family	22	250,400,000.00	32.46%	51	6.3177	1.393349
							Office	2	45,040,000.00	5.84%	51	6.8377	1.749787
							Retail	210	214,999,999.96	27.87%	51	6.7975	2.550930
							Self Storage	24	70,904,926.95	9.19%	50	5.8369	1.326918
							Totals	265	771,319,796.12	100.00%	51	6.5698	1.883253

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.0000 or less	5	133,404,926.95	17.30%	51	5.8446	2.086392	12 months or less	32	771,319,796.12	100.00%	51	6.5698	1.883253
	6.0001 to 6.2500	3	86,150,000.00	11.17%	51	6.1416	1.377812	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.2501 to 6.5000	4	117,550,000.00	15.24%	51	6.3964	1.426355	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.5001 to 6.7500	11	299,674,869.17	38.85%	51	6.6813	2.145703	Totals	32	771,319,796.12	100.00%	51	6.5698	1.883253
	6.7501 to 7.0000	4	39,540,000.00	5.13%	50	6.8797	1.722949
	7.0001 or greater	5	95,000,000.00	12.32%	51	7.7105	1.860526
	Totals	32	771,319,796.12	100.00%	51	6.5698	1.883253
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	55 months or less	32	771,319,796.12	100.00%	51	6.5698	1.883253	Interest Only	29	691,700,000.00	89.68%	51	6.5682	1.791875
	56 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	3	79,619,796.12	10.32%	50	6.5836	2.677103
	Totals	32	771,319,796.12	100.00%	51	6.5698	1.883253	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	771,319,796.12	100.00%	51	6.5698	1.883253
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		22	421,534,012.80	54.65%	51	6.4975	1.820970			No outstanding loans in this group
	12 months or less	10	349,785,783.32	45.35%	51	6.6570	1.958311
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	771,319,796.12	100.00%	51	6.5698	1.883253
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30512782	RT	The Bronx	NY	Actual/360	6.715%	404,765.28	0.00	0.00	N/A	11/01/30	--	70,000,000.00	70,000,000.00	08/01/26
2	30323594	MF	Philadelphia	PA	Actual/360	6.385%	384,598.70	0.00	0.00	N/A	11/06/30	--	69,950,000.00	69,950,000.00	08/06/26
3A-2	30323595	MU	White Plains	NY	Actual/360	7.250%	249,722.22	0.00	0.00	N/A	10/06/30	--	40,000,000.00	40,000,000.00	08/06/26
3A-4	30323596				Actual/360	7.250%	93,645.83	0.00	0.00	N/A	10/06/30	--	15,000,000.00	15,000,000.00	08/06/26
3A-6	30323597				Actual/360	7.250%	31,215.28	0.00	0.00	N/A	10/06/30	--	5,000,000.00	5,000,000.00	08/06/26
4A-1-1	30323598	SS	Various	Various	Actual/360	5.808%	300,080.00	0.00	0.00	N/A	10/11/30	--	60,000,000.00	60,000,000.00	08/11/26
5A-1	30323603	RT	Sioux Falls	SD	Actual/360	6.716%	231,328.89	0.00	0.00	N/A	10/01/30	--	40,000,000.00	40,000,000.00	08/01/26
5A-2	30323604				Actual/360	6.716%	115,664.44	0.00	0.00	N/A	10/01/30	--	20,000,000.00	20,000,000.00	08/01/26
6A-1	30323607	LO	Daytona Beach	FL	Actual/360	6.663%	331,853.42	42,753.20	0.00	N/A	10/11/30	--	57,838,536.52	57,795,783.32	08/11/26
7A-2-2	30323609	RT	Various	Various	Actual/360	5.819%	125,274.34	0.00	0.00	N/A	11/06/30	--	25,000,000.00	25,000,000.00	08/06/26
7A-3-2	30323610				Actual/360	5.819%	125,274.34	0.00	0.00	N/A	11/06/30	--	25,000,000.00	25,000,000.00	08/06/26
8	30323611	MF	Brooklyn	NY	Actual/360	6.175%	245,396.22	0.00	0.00	N/A	11/06/30	--	46,150,000.00	46,150,000.00	08/06/26
9A-2	30512835	RT	Albany	NY	Actual/360	8.500%	182,986.11	0.00	0.00	N/A	12/06/30	--	25,000,000.00	25,000,000.00	08/06/26
9A-3	30512836				Actual/360	8.500%	73,194.44	0.00	0.00	N/A	12/06/30	--	10,000,000.00	10,000,000.00	08/06/26
10	30512799	MF	Baton Rouge	LA	Actual/360	6.390%	137,562.50	0.00	0.00	N/A	11/06/30	--	25,000,000.00	25,000,000.00	08/06/26
11	30512847	MF	Various	NJ	Actual/360	6.530%	130,454.89	0.00	0.00	N/A	12/06/30	--	23,200,000.00	23,200,000.00	07/06/26
12A-2	30323612	OF	Phoenix	AZ	Actual/360	6.730%	133,291.39	0.00	0.00	N/A	11/06/30	--	23,000,000.00	23,000,000.00	08/06/26
13	30512776	MF	Brooklyn	NY	Actual/360	6.160%	119,350.00	0.00	0.00	N/A	11/06/30	--	22,500,000.00	22,500,000.00	08/06/26
14	30512729	OF	Melville	NY	Actual/360	6.950%	131,903.28	0.00	0.00	N/A	11/05/30	--	22,040,000.00	22,040,000.00	08/05/26
15A-1-4	30512644	IN	Windsor	CT	Actual/360	6.552%	56,420.00	0.00	0.00	N/A	10/06/30	--	10,000,000.00	10,000,000.00	08/06/26
15A-2-4	30512648				Actual/360	6.552%	56,420.00	0.00	0.00	N/A	10/06/30	--	10,000,000.00	10,000,000.00	08/06/26
16A-3	30323615	IN	Devens	MA	Actual/360	6.746%	116,181.11	0.00	0.00	N/A	10/06/30	--	20,000,000.00	20,000,000.00	08/06/26
17	30512807	MF	Brooklyn	NY	Actual/360	6.030%	90,868.75	0.00	0.00	N/A	12/06/30	--	17,500,000.00	17,500,000.00	08/06/26
18	30512772	MF	Various	Various	Actual/360	6.418%	82,899.17	0.00	0.00	N/A	11/06/30	--	15,000,000.00	15,000,000.00	07/06/26
19	30512808	IN	Toledo	OH	Actual/360	6.650%	84,521.50	0.00	0.00	N/A	11/06/30	--	14,760,000.00	14,760,000.00	08/06/26
20	30512769	MF	Brooklyn	NY	Actual/360	5.990%	64,475.69	0.00	0.00	N/A	11/06/30	--	12,500,000.00	12,500,000.00	08/06/26
21A-2-C	30512488	MF	New York	NY	Actual/360	6.780%	35,030.00	0.00	0.00	N/A	08/06/30	--	6,000,000.00	6,000,000.00	08/06/26
21A-2-D	30512489				Actual/360	6.780%	29,191.67	0.00	0.00	N/A	08/06/30	--	5,000,000.00	5,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22A-2	30512841	LO	Melville	NY	Actual/360	6.750%	63,512.72	7,833.07	0.00	N/A	11/06/30	--	10,926,918.92	10,919,085.85	08/06/26
23	30323616	SS	Baton Rouge	LA	Actual/360	5.996%	56,353.96	9,568.31	0.00	N/A	11/11/30	--	10,914,495.26	10,904,926.95	08/11/26
24	30323617	MF	Burlington	IA	Actual/360	6.480%	42,408.00	0.00	0.00	N/A	12/11/30	--	7,600,000.00	7,600,000.00	06/11/26
25	30323618	LO	Charlotte	NC	Actual/360	6.810%	38,117.08	0.00	0.00	N/A	11/06/30	--	6,500,000.00	6,500,000.00	08/06/26
Totals							4,363,961.22	60,154.58	0.00				771,379,950.70	771,319,796.12
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	25,703.99	0.00
2	0.00	1,417,881.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1-1	0.00	3,090,548.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1	18,401,470.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2	18,401,470.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1	0.00	5,462,679.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-3-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-2	24,629,947.39	6,816,227.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-3	24,629,947.39	6,816,227.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	747,655.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	130,117.07	18,083.21	0.00	0.00
12A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,883,423.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-1-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-2-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A-3	0.00	6,899,035.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	82,866.88	82,866.88	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-2-C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-2-D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	42,297.33	83,415.81	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	88,946,258.86	31,250,256.72				0.00	0.00	255,281.28	184,365.90	25,703.99	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	2	30,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.569818%	6.552671%	51
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.569818%	6.552671%	52
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.569818%	6.552671%	53
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.569818%	6.552671%	54
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.569819%	6.552671%	55
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.569818%	6.552671%	56
02/18/26	3	57,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.569819%	6.552672%	57
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.569819%	6.552672%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
11	30512847	07/06/26	1	1	130,117.07	18,083.21	0.00		23,200,000.00
18	30512772	07/06/26	0	B	82,866.88	82,866.88	0.00		15,000,000.00
24	30323617	06/11/26	1	1	42,297.33	83,415.81	0.00		7,600,000.00
Totals					255,281.28	184,365.90	0.00		45,800,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		11,000,000	11,000,000		0	0
49 - 60 Months		760,319,796	729,519,796		30,800,000	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	771,319,796	740,519,796	30,800,000	0	0	0
Jul-26	771,379,951	771,379,951	0	0	0	0
Jun-26	771,454,270	771,454,270	0	0	0	0
May-26	771,513,668	771,513,668	0	0	0	0
Apr-26	771,587,259	771,587,259	0	0	0	0
Mar-26	771,645,909	771,645,909	0	0	0	0
Feb-26	771,747,897	714,147,897	57,600,000	0	0	0
Jan-26	771,805,642	771,805,642	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28